Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	MEXICAN PETROLEUM
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31